Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
Service Class Shares | SC PIMCO High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM PIMCO High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum total return, consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities (junk bonds), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, of comparable quality as determined by the fund’s subadviser.

The fund may invest up to 20% of its total assets in securities that are rated Caa or below by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, of comparable quality as determined by the fund’s subadviser. Securities rated below Caa or its equivalents may be in default at time of purchase. In the event that ratings services assign different ratings to the same security, the fund’s subadviser will use the lowest rating as the credit rating for that security. The remainder of the fund’s assets may be invested in investment grade fixed income instruments.

The average portfolio duration of the fund, as calculated by the fund’s subadviser, will normally vary within two years (plus or minus) of the duration of the BofA Merrill Lynch U.S. High Yield Constrained Index (which was 4.45 years as of December 31, 2011).

The fund may invest up to 20% of its total assets in securities denominated in foreign currencies. The fund may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund generally considers a foreign issuer to be an issuer that is a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or an issuer that is organized under the laws of a non-U.S. country. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund normally will limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stock.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls, in which the fund sells securities and contracts to repurchase the same or similar securities at a later date. The fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis and may engage in short sales.

How Investments Are Selected

Pacific Investment Management Company LLC (“PIMCO”), the fund’s subadviser, actively manages exposure to high yield and non-core sectors by analyzing changes in valuation and yield relative to other sectors and instrument types. The key investment strategies of PIMCO include:
  Focusing on upper tier of the speculative grade market.
  Looking to maximize total return rather than just income focused.
  Limiting risk through issuer and industry diversification.
  Using PIMCO’s extensive bottom-up credit research capabilities to identify improving credits.
  Leveraging PIMCO’s global expertise in other fixed income sectors and regions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.
  Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.
  The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing values may exacerbate such delinquencies and losses.
  Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.
  The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  The value of the fund’s investments in equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.
  Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Service Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	12.35%	3rd Quarter 2009

Lowest	(6.12)%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Service Class Shares | SC PIMCO High Yield Fund | Service Class shares
Risk/Return:	rr_RiskReturnAbstract
Unified Management Fee	rr_ManagementFeesOverAssets	0.74%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
One Year	rr_ExpenseExampleYear01	102
Three Years	rr_ExpenseExampleYear03	318
Five Years	rr_ExpenseExampleYear05	552
Ten Years	rr_ExpenseExampleYear10	1,225
2009	rr_AnnualReturn2009	30.34%
2010	rr_AnnualReturn2010	12.40%
2011	rr_AnnualReturn2011	4.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.12%)
One Year	rr_AverageAnnualReturnYear01	4.01%
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2008
Service Class Shares | BofA Merrill Lynch BB-B U.S. High Yield Constrained Index (reflects no deduction for fees or expenses) | SC PIMCO High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.40%
Since Inception	rr_AverageAnnualReturnSinceInception	8.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2008